Accounting Standards Issued But Not Yet Applied	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Accounting Standards Issued But Not Yet Applied	Changes in Accounting PoliciesIn August 2020, the IASB issued Interest Rate Benchmark Reform (Phase 2) in response to the Financial Stability Board's mandated reforms to InterBank Offered Rates ("IBORs"), with financial regulators proposing that current IBOR benchmark rates be replaced by a number of new local currency denominated alternative benchmark rates. The Company adopted the amendments on January 1, 2021. Adoption of these amendments did not have a significant impact on the Company's financial statements.Accounting Standards Issued But Not Yet Applied
In May 2020, the IASB issued amendments to IAS 16 “Property, Plant and Equipment” to require proceeds received from selling items produced while the entity is preparing the asset for its intended use to be recognized in net earnings, rather than as a reduction in the cost of the asset. The amendments were adopted January 1, 2022 and did not have a significant impact on the Company's consolidated financial statements.
In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. The amendments are effective January 1, 2023 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company is assessing the impact of these amendments on its consolidated financial statements.
In February 2021 the IASB issued amendments to IAS 1 to require entities to disclose their material accounting policy information rather than their significant accounting policies. To support this amendment the IASB also amended IFRS Practice Statement 2 “Making Materiality Judgements”. The amendments are effective January 1, 2023 with earlier adoption permitted. The Company is assessing the impact of this amendment on its accounting policy disclosure.
In May 2021, the IASB issued amendments to IAS 12 "Income Taxes" to require companies to recognize deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are effective January 1, 2023 with early adoption permitted. The amendments are required to be adopted retrospectively. The Company is assessing the impact of these amendments on its consolidated financial statements.